Details of Significant Accounts - Schedule of Investing Activities with Partial Cash Payments (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Investing Activities with Partial Cash Payments [Abstract]
Purchase of property, plant and equipment	$ 1,500	$ 8,284
Add: Opening balance of payable on equipment	1,222	267
Add: Opening balance of prepayment for equipment	13,500	5,418
Less: Ending balance of payable on equipment	0	(446)
Less: Ending balance of prepayment on equipment	0	(1,222)
Cash paid during the period	$ 16,222	$ 12,301